Discontinued Operations and Dissolution of Subsidiary (Details 4) - CAD ($)	Aug. 31, 2018	Aug. 31, 2017	Feb. 29, 2016
Disclosure of analysis of single amount of discontinued operations [line items]
Cash	$ 28,906	$ 1,040
Discontinued Operations [Member] | 1354166 Alberta Ltd [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Cash			$ 2,564
Accounts Receivable			3,391
Accounts payable			(14)
Provisions (Note 12)			(11,563)
Net assets and liabilities of 1354166 Alberta			$ (5,622)